The HART Program (Group Variable Funding Agreements)

Separate Account Twelve

Hartford Life Insurance Company

File No. 333-114404

Supplement Dated November 2, 2007 to the Prospectus Dated May 1, 2007

Supplement Dated November 2, 2007 to your Prospectus

The following are revisions to certain funds within the Annual Fund Operating Expenses table and corresponding footnotes in the above referenced Prospectus.

The Hartford Advisers Fund

HIFSCO has continued the voluntary annual operating expense cap with respect to Class A shares. Accordingly, the last paragraph on footnote 10 to the Annual Fund Operating Expenses table is hereby deleted and replaced as follows:

HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.18%. This policy may be discontinued at any time.

The Hartford Growth Fund

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 10 bps and revise the voluntary annual operating expense cap with respect to Class A shares. Accordingly, the last paragraph on footnote 7 to the Annual Fund Operating Expenses table is hereby deleted and replaced as follows:

HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.30% respectively. This policy may be discontinued at any time.

The Hartford Growth Opportunities Fund

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 10 bps and revise the voluntary annual operating expense cap with respect to Class A shares. Accordingly, “Management Fee” is reduced from 0.74% to 0.73% in the Annual Fund Operating Expenses table (the “Expense Table”) with corresponding reductions to the “total annual operating expenses”. In addition, the last paragraph on footnote 8 to the Expense Table is hereby deleted and replaced as follows:

HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.36% respectively. This policy may be discontinued at any time.

The Hartford International Opportunities Fund

HIFSCO has revised the voluntary annual operating expense cap with respect to Class A. Accordingly, the last paragraph on footnote 15 to the Annual Fund Operating Expenses table is hereby deleted and replaced as follows:

HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.57% respectively. This policy may be discontinued at any time.

The Hartford Money Market Fund

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 5 bps and revise the voluntary annual operating expense cap with respect to Class A shares. Accordingly, “Management Fee” is reduced from 0.50% to 0.45% in the Annual Fund Operating Expenses table (the “Expense Table”) with corresponding reductions to the “total annual operating expenses”. In addition, the last paragraph on footnote 16 to the Expense Table is hereby deleted and replaced as follows:

HIFSCO has agreed to limit permanently the total annual operating expenses of the Class A shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.00%, respectively. In addition, HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 0.90% respectively. This policy may be discontinued at any time.

The Hartford SmallCap Growth Fund

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 10 bps. Accordingly, “Management fee” is reduced from 0.80% to 0.78% in the Annual Fund Operating Expenses table with corresponding reductions to the “total annual operating expenses” for the fund.

The Hartford Stock Fund

HIFSCO has agreed to permanently reduce the contractual management fee at the first breakpoint by 5 bps and remove the 5 bps voluntary management fee waiver. Accordingly, “Management Fee” is reduced from 0.73% to 0.71% in the Annual Fund Operating Expenses table (the “Expense Table”) with corresponding reductions to the “total annual operating expenses” for the class. In addition, the third paragraph on footnote 18 to the Expense Table is hereby deleted. HIFSCO has also revised the voluntary annual operating expense cap with respect to Class A shares. Accordingly, the last paragraph on footnote 18 to the Expense Table is hereby deleted and replaced as follows:

HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.25%.

This supplement should be retained with the prospectus for future reference.